EQUITY (Tables)	6 Months Ended
Jun. 30, 2018
Equity [abstract]
Disclosure of classes of share capital
The partnership has the following capital securities outstanding as of June 30, 2018 and December 31, 2017:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2018	Dec. 31, 2017
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$556	$551
Series 2	24,000,000	6.50%	534	529
Series 3	24,000,000	6.75%	520	517
Brookfield BPY Holdings Inc. Junior Preferred Shares:
Class B Junior Preferred Shares	30,000,000	5.75%	750	750
Class C Junior Preferred Shares	20,000,000	6.75%	500	500
BPO Class B Preferred Shares:
Series 1(1)	3,600,000	70% of bank prime	—	—
Series 2(1)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	924,390	5.25%	23	23
Series 2	699,165	5.75%	13	14
Series 3	909,994	5.00%	17	18
Series 4	940,486	5.20%	18	19
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	249	249
Rouse Series A Preferred Shares	5,600,000	5.00%	142	142
BSREP II Vintage Estate Partners LLC ("Vintage Estate") Preferred Shares	10,000	5.00%	40	40
BGRESOI Preferred Shares	62,244	4.00%	62	—
Capital Securities – Fund Subsidiaries			845	813
Total capital securities			$4,269	$4,165

Current			1,323	1,326
Non-current			2,946	2,839
Total capital securities			$4,269	$4,165

(1)
BPO Class B Preferred Shares, Series 1 and 2 capital securities are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	General partnership units		Limited partnership units
(Thousands of units)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
Outstanding, beginning of period	139	139	254,989	260,222
Exchange LP Units exchanged	—	—	7,743	285
Distribution Reinvestment Program	—	—	82	181
Issued under unit-based compensation plan	—	—	6	215
Repurchase of LP Units	—	—	(629)	(5,914)
Outstanding, end of period	139	139	262,191	254,989
The following table presents changes to the Exchange LP Units from the beginning of the year:

	Limited Partnership Units of Brookfield Office Properties Exchange LP
(Thousands of units)	Jun. 30, 2018	Dec. 31, 2017
Outstanding, beginning of period	11,078	11,363
Exchange LP Units exchanged(1)	(7,743)	(285)
Outstanding, end of period	3,335	11,078

(1)
Exchange LP Units issued for the acquisition of incremental BPO shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

Schedule of distributions made to partners
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2018	2017	2018	2017
Limited Partners	$80	$76	$160	$151
Holders of:
Redeemable/exchangeable partnership units	136	127	273	255
Special limited partnership units	2	2	3	3
Limited partnership units of Exchange LP	4	4	7	7
Total	$222	$209	$443	$416
Per unit(1)	$0.315	$0.295	$0.630	$0.590

(1)	Per unit outstanding on the distribution record date for each.

Earnings per share
The partnership’s net income per LP Unit and weighted average units outstanding are calculated as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except unit information)	2018	2017	2018	2017
Net income attributable to limited partners	$194	$87	$386	$27
Income reallocation related to mandatorily convertible preferred shares	31	14	62	4
Net income attributable to limited partners – basic	225	101	448	31
Dilutive effect of conversion of preferred shares and options(1)	10	6	19	—
Net income attributable to limited partners – diluted	$235	$107	$467	$31

(in millions of units/shares)
Weighted average number of LP Units outstanding	256.0	255.9	255.5	257.0
Mandatorily convertible preferred shares	70.0	70.0	70.0	70.0
Weighted average number of LP Units - basic	326.0	325.9	325.5	327.0
Dilutive effect of the conversion of preferred shares and options(1)	19.6	22.3	18.4	0.2
Weighted average number of LP units outstanding - diluted	345.6	348.2	343.9	327.2

(1)
The effect of the conversion of capital securities and options, which would have resulted in 28.0 million potential LP Units, would have been anti-dilutive and is therefore excluded from the weighted average number of LP Units outstanding for the purposes of diluted net income per LP Unit for the six months ended June 30, 2017.